STOCK-BASED COMPENSATION (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assumptions used in the model for SARs granted
Expenses recorded for stock-based compensation plans	$ 10,200,000	$ 10,200,000	$ 3,900,000
SARs
Grant date fair values
Awards issued		344,400	915,829
Estimated fair values of awards at grant date		3,300,000
Assumptions used in the model for SARs granted
Expected volatility (as a percent)		69.40%
Expected risk-free interest rate (as a percent)		2.60%
Expected dividend rate (as a percent)		2.40%
Expected forfeiture rate (as a percent)		0.00%
Restricted stock units
Grant date fair values
Awards issued	175,500	360,450
Estimated fair values of awards at grant date	$ 5,000,000	$ 6,600,000